Note 12 - Share Capital (Details Textual)				12 Months Ended
	Jan. 24, 2017 CAD ($) $ / shares shares	Sep. 07, 2016 CAD ($) $ / shares shares	May 04, 2016 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Proceeds from Issuing Shares, Gross	$ 41,172,000		$ 14,945,000
Number of flow-through shares issued | shares	4,590,818		4,732,700
Flow-through shares issued, price per share | $ / shares	$ 5.01		$ 1.89
Total number of shares issued | shares	4,951,584		4,285,714
Shares issued, price per share | $ / shares	$ 3.67		$ 1.40
Share issue related cost	$ 2,261,000		$ 1,721,000
Payments for share issue costs included commissions	2,022,000		897,000
Payments for share issue costs included in other issuance costs	239,000		397,000
Flow-through share liability	6,151,000		2,319,000	$ 185,000
Number of options exercised | shares				453,000	577,878
Weighted average exercise price of share options exercised in share-based payment arrangement				$ 1.18	$ 0.90
Proceeds from stock option exercises, gross				536,000	518,000
Increase (decrease) through exercise of options, equity				$ 536,000	$ 518,000
Number of warrants exercised | shares				1,954,011	3,643,394
Warrants exercised, exercise price | $ / shares				$ 1.60	$ 1.65
Proceeds from warrant exercises, gross				$ 3,121,000	$ 6,010,000
Increase (decrease) through exercise of warrants, equity				3,121,000	6,010,000
Equity interests of acquirer		$ 13,262,000
Number of shares issued for settlement of debt | shares		437,675
Shares issued, price per share under debt settlement agreement | $ / shares		$ 2.30
Issue of equity	$ 18,172,000		6,000,000
Warrants and rights outstanding			$ 427,000
Warrants issued for services | shares			541,104
Homestake Resource Corporation [member]
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares		$ 3.26
Share issue related cost		$ 726,000
Number of instruments or interests issued or issuable		4,068,124
Equity interests of acquirer		$ 13,262,000
Number of shares issued as finders fee | shares		222,603
Share premium [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of options, equity				(377,000)	(372,000)
Increase (decrease) through exercise of warrants, equity				$ (1,523,000)	$ (2,206,000)
Issued capital [member]
Statement Line Items [Line Items]
Number of options exercised | shares				453,000	577,878
Increase (decrease) through exercise of options, equity				$ 913,000	$ 890,000
Number of warrants exercised | shares				1,954,011	3,643,394
Increase (decrease) through exercise of warrants, equity				$ 4,644,000	$ 8,216,000
Number of shares issued for settlement of debt | shares					437,675
Issue of equity		$ 1,007,000